Quarterly Holdings Report
for
Fidelity® Minnesota Municipal Income Fund
September 30, 2025
MNF-NPRT3-1125
1.807736.121
Municipal Securities - 101.4%
	Principal Amount (a)	Value ($)
Guam - 0.7%
Electric Utilities - 0.1%
Guam Power Auth. 5% 10/1/2044	1,000,000	1,020,087
Special Tax - 0.6%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2028	1,550,000	1,614,399
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2032	1,275,000	1,397,644
		3,012,043
TOTAL GUAM		4,032,130
Minnesota - 99.0%
Education - 9.1%
Minneapolis MN Revenue (University Gateway Corp Proj.) Series 2025, 5% 12/1/2028 (Univ of MN Foundation Guaranteed)	450,000	485,036
Minneapolis MN Revenue (University Gateway Corp Proj.) Series 2025, 5% 12/1/2029 (Univ of MN Foundation Guaranteed)	300,000	330,235
Minneapolis MN Revenue (University Gateway Corp Proj.) Series 2025, 5% 12/1/2030 (Univ of MN Foundation Guaranteed)	310,000	347,682
Minneapolis MN Revenue (University Gateway Corp Proj.) Series 2025, 5% 12/1/2031 (Univ of MN Foundation Guaranteed)	560,000	635,251
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2025	690,000	692,423
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2027	1,000,000	1,048,805
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2028	1,000,000	1,069,650
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2029	750,000	819,051
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2030	675,000	750,470
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2031	625,000	701,795
Minnesota Health & Education Facilities Authority (St Olaf College, MN Proj.) Series 2025, 5% 12/1/2032	500,000	564,397
Minnesota Higher Ed Facs Auth Rev (Augsburg College Proj.) Series 2016 A, 5% 5/1/2046	3,610,000	2,440,589
Minnesota Higher Ed Facs Auth Rev (Carleton College, MN Proj.) 5% 3/1/2031	1,000,000	1,031,041
Minnesota Higher Ed Facs Auth Rev (Carleton College, MN Proj.) Series 2023, 5% 3/1/2045	5,645,000	5,958,127
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2025	180,000	180,028
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2026	190,000	190,552
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2027	195,000	195,067
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2028	480,000	479,613
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2029	285,000	284,263
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2030	200,000	198,653
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2031	450,000	442,937
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2032	690,000	671,252
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2033	750,000	719,447
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2034	225,000	212,783
Minnesota Higher Ed Facs Auth Rev (Gustavus Adolphus College Proj.) Series 2017, 5% 10/1/2031	590,000	606,482
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 3% 3/1/2040	730,000	625,408
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 3% 3/1/2043	430,000	343,240
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2026	100,000	100,532
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2030	150,000	157,965
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2031	250,000	265,666
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2033	390,000	409,303
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2034	150,000	155,971
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2035	125,000	128,882
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2036	125,000	128,050
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2037	100,000	101,853
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) Series 2017, 3% 3/1/2033	1,510,000	1,465,427
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) Series 2017, 3% 3/1/2034	430,000	412,762
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2025	585,000	585,000
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2026	600,000	607,195
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2028	675,000	695,635
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2029	460,000	477,449
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018 A, 5% 10/1/2035	130,000	132,746
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2034	1,155,000	1,183,640
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	3,650,000	3,510,653
Minnesota Higher Ed Facs Auth Rev (St Olaf College, MN Proj.) 4% 10/1/2046	2,750,000	2,492,299
Minnesota Higher Ed Facs Auth Rev (St Olaf College, MN Proj.) 4% 10/1/2050	1,000,000	883,672
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2019, 5% 10/1/2029	400,000	435,504
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 1, 5% tender 10/1/2053 (c)	3,000,000	3,082,586
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 4.125% 10/1/2053	2,500,000	2,194,882
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	2,200,000	2,236,354
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2033 (b)	3,600,000	3,810,601
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	675,000	675,000
University MN Series 2020A, 5% 11/1/2033	1,015,000	1,116,632
		49,470,536
Electric Utilities - 5.4%
Central Minnesota Municipal Power Agency Series 2021, 3% 1/1/2036 (Assured Guaranty Inc Insured)	315,000	296,716
Central Minnesota Municipal Power Agency Series 2021, 3% 1/1/2037 (Assured Guaranty Inc Insured)	255,000	237,197
Central Minnesota Municipal Power Agency Series 2021, 3% 1/1/2038 (Assured Guaranty Inc Insured)	240,000	218,697
Central Minnesota Municipal Power Agency Series 2021, 4% 1/1/2042 (Assured Guaranty Inc Insured)	340,000	336,318
Chaska Minn Elec Rev 5% 10/1/2026	1,000,000	1,001,881
Chaska Minn Elec Rev 5% 10/1/2029	785,000	786,309
Elk River Minn Elec Rev Series 2021B, 2% 8/1/2036	400,000	323,400
Minnesota St Mun Pwr Agy Elec Series 2014, 5% 10/1/2030	1,000,000	1,001,758
Minnesota St Mun Pwr Agy Elec Series 2016, 3% 10/1/2034	250,000	241,044
Minnesota St Mun Pwr Agy Elec Series 2016, 5% 10/1/2033	400,000	406,973
Minnesota St Mun Pwr Agy Elec Series 2016, 5% 10/1/2036	1,000,000	1,013,292
Moorhead Minn Pub Util Rev Series 2016 A, 2.625% 11/1/2033	755,000	698,773
Moorhead Minn Pub Util Rev Series 2016 A, 2.75% 11/1/2035	795,000	713,724
Moorhead Minn Pub Util Rev Series 2016 A, 2.75% 11/1/2036	815,000	715,193
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2028	500,000	502,909
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2029	920,000	925,445
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2030	520,000	523,065
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2031	350,000	352,054
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2031	400,000	411,711
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2033	475,000	487,351
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2035	520,000	531,759
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2030 (Assured Guaranty Inc Insured)	1,050,000	1,149,716
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2031 (Assured Guaranty Inc Insured)	500,000	556,738
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2032 (Assured Guaranty Inc Insured)	345,000	379,039
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2033 (Assured Guaranty Inc Insured)	360,000	393,365
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 3% 10/1/2026	100,000	99,779
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 3% 10/1/2034	340,000	323,035
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 4% 10/1/2041	500,000	466,302
Southern Minnesota Municipal Power Agency 0% 1/1/2026 (National Public Finance Guarantee Corporation Insured) (d)	3,320,000	3,291,882
Southern Minnesota Municipal Power Agency 5% 1/1/2029 (e)	2,175,000	2,347,669
Southern Minnesota Municipal Power Agency 5% 1/1/2030 (e)	1,900,000	2,090,176
Southern Minnesota Municipal Power Agency 5% 1/1/2031 (e)	800,000	893,828
Southern Minnesota Municipal Power Agency 5% 1/1/2032 (e)	675,000	764,058
Southern Minnesota Municipal Power Agency 5% 1/1/2033 (e)	775,000	883,114
Southern Minnesota Municipal Power Agency Series 2015 A, 5% 1/1/2034	1,695,000	1,704,390
Southern Minnesota Municipal Power Agency Series 2015 A, 5% 1/1/2036	1,000,000	1,005,262
Southern Minnesota Municipal Power Agency Series 2019 A, 5% 1/1/2034	1,230,000	1,338,031
		29,411,953
Escrowed/Pre-Refunded - 0.1%
Duluth Minn Indpt Sch Dist No 709 Ctfs Partn 3% 3/1/2032 (Pre-refunded to 3/1/2028 at 100)	540,000	544,890
General Obligations - 38.0%
Aitkin Cnty Minn Gen. Oblig. 3.2% 2/1/2038	250,000	224,026
Aitkin Cnty Minn Gen. Oblig. 3.25% 2/1/2039	465,000	411,626
Annandale Minn Indpt Sch Dist No 876 Series 2020 A, 2% 2/1/2032 (Minnesota St Guaranteed)	600,000	542,043
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2027	1,285,000	1,287,440
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2028	1,345,000	1,354,612
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2029	1,415,000	1,425,112
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2034	1,800,000	1,812,863
Becker Minn Gen. Oblig. Series 2021A, 2% 2/1/2031	810,000	743,715
Big Lake Minn Indpt Sch Dist No 727 Series 2022A, 2% 2/1/2034 (Minnesota St Guaranteed)	640,000	538,198
Burnsville MN Gen. Oblig. Series 2017A, 2.85% 12/20/2031	935,000	932,193
Burnsville MN Gen. Oblig. Series 2020 A, 2% 12/20/2040	530,000	383,501
Carver & Sibley Cntys MN Indpt Sch Dist No 108 Central Pub Schs Series 2022 A, 2.25% 2/1/2045 (Minnesota St Guaranteed)	1,700,000	1,098,497
City of Edina MN Gen. Oblig. Series 2024A, 4% 2/1/2053	945,000	881,191
City of Edina MN Gen. Oblig. Series 2024A, 4% 2/1/2054	980,000	911,020
Crosby Ironton Minn Indpt Schdist No 182 Series 2020 A, 2% 2/1/2035 (Minnesota St Guaranteed)	375,000	311,476
Crosby Ironton Minn Indpt Schdist No 182 Series 2020 A, 2% 2/1/2036 (Minnesota St Guaranteed)	550,000	444,224
Delano Minn Gen. Oblig. 4% 2/1/2040	1,060,000	1,064,920
Delano Minn Gen. Oblig. 4% 2/1/2041	1,100,000	1,095,404
Delano Minn Gen. Oblig. 5% 2/1/2039	1,010,000	1,081,256
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2034	455,000	460,142
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2035	470,000	472,430
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2036	490,000	489,108
Dilworth MN Gen. Oblig. Series 2022A, 4% 2/1/2038	1,030,000	1,045,699
Dilworth MN Gen. Oblig. Series 2022A, 4% 2/1/2042	1,205,000	1,204,616
Duluth MN Indpt Sch Dist #709 Series 2021 C, 0% 2/1/2032 (Minnesota St Guaranteed) (d)	250,000	192,468
Duluth MN Indpt Sch Dist #709 Series 2021 C, 0% 2/1/2033 (Minnesota St Guaranteed) (d)	805,000	588,077
Eastern Carver County Schools Independent School District No 112 Series 2025A, 3.25% 2/1/2037 (Minnesota St Guaranteed)	2,740,000	2,615,578
Eden Prairie MN Indpt Sch Dist Series 2020, 2% 2/1/2039 (Minnesota St Guaranteed)	650,000	492,176
Eden Prairie MN Indpt Sch Dist Series 2020, 2% 2/1/2040 (Minnesota St Guaranteed)	710,000	520,066
Eden Prairie MN Indpt Sch Dist Series 2023A, 4% 2/1/2035 (Minnesota St Guaranteed)	1,050,000	1,083,884
Elk River Minn Gen. Oblig. 2% 8/1/2037	275,000	214,414
Elk River MN Indp Sch Dist 728 Series 2019A, 3% 2/1/2033 (Minnesota St Guaranteed)	2,925,000	2,922,602
Fergus Falls MN Gen. Oblig. Series 2024A, 5% 2/1/2037	1,480,000	1,652,982
Fergus Falls MN Gen. Oblig. Series 2024A, 5% 2/1/2038	1,525,000	1,687,910
Fridley MN Indpt Sch Dist No14 Series 2016 A, 3% 2/1/2035 (Minnesota St Guaranteed)	300,000	295,016
Hopkins Minn Ind Sch Dst 270 Series 2019A, 3% 2/1/2033 (Minnesota St Guaranteed)	3,000,000	2,968,302
Itasca Cnty Minn Gen. Oblig. Series 2020 B, 2% 2/1/2032 (Minnesota St Guaranteed)	1,475,000	1,332,523
Itasca Cnty Minn Gen. Oblig. Series 2020 B, 2% 2/1/2035 (Minnesota St Guaranteed)	600,000	500,835
Jackson Cnty Cent MN Isd#2895 Series 2020 A, 2% 2/1/2032 (Minnesota St Guaranteed)	700,000	637,593
Lake Elmo Minn Gen. Oblig. 2% 2/1/2036	1,205,000	975,549
Lake Elmo Minn Gen. Oblig. Series 2021 A, 2% 2/1/2035	1,185,000	989,149
Lakevill MN Indpt Sch Dist 194 2% 2/1/2034 (Minnesota St Guaranteed)	720,000	622,335
Lakevill MN Indpt Sch Dist 194 2% 2/1/2037 (Minnesota St Guaranteed)	1,515,000	1,190,174
Lakevill MN Indpt Sch Dist 194 Series 2020A, 2% 2/1/2034 (Minnesota St Guaranteed)	3,000,000	2,597,178
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2038 (Minnesota St Guaranteed)	3,075,000	2,336,732
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2039 (Minnesota St Guaranteed)	4,180,000	3,064,696
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2040 (Minnesota St Guaranteed)	4,285,000	3,036,383
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2.125% 2/1/2041 (Minnesota St Guaranteed)	3,395,000	2,402,228
Maple Grove MN Gen. Oblig. 1.5% 2/1/2033	715,000	605,593
Maple Grove MN Gen. Oblig. 1.625% 2/1/2034	790,000	657,508
McGregor Independent School District No 4 Series 2020 A, 2% 2/1/2041 (Minnesota St Guaranteed)	440,000	300,846
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2% 3/1/2033	4,250,000	3,802,616
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2.125% 3/1/2036	1,000,000	837,733
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2.125% 3/1/2037	3,060,000	2,492,257
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2024 B, 4% 3/1/2043	4,210,000	4,214,853
Minneapolis MN Gen. Oblig. Series 2019, 3% 12/1/2040	395,000	346,311
Minneapolis MN Gen. Oblig. Series 2024, 3% 12/1/2041	4,885,000	4,195,764
Minneapolis MN Gen. Oblig. Series 2024, 3% 12/1/2042	4,510,000	3,784,354
Minneapolis Special School District No 1 5% 2/1/2034 (Minnesota St Guaranteed)	850,000	957,393
Minneapolis Special School District No 1 5% 2/1/2041 (Minnesota St Guaranteed)	1,195,000	1,273,155
Minneapolis Special School District No 1 5% 2/1/2042 (Minnesota St Guaranteed)	1,255,000	1,326,907
Minneapolis Special School District No 1 Ctfs Partn (Minneapolis Special School District No 1 Proj.) Series 2020A, 2% 4/1/2034	2,040,000	1,760,955
Minneapolis Special School District No 1 Series 2017 A, 4% 2/1/2033 (Minnesota St Guaranteed)	1,415,000	1,446,543
Minneapolis Special School District No 1 Series 2017 B, 4% 2/1/2034 (Minnesota St Guaranteed)	2,595,000	2,648,202
Minneapolis Special School District No 1 Series 2018 A, 5% 2/1/2033 (Minnesota St Guaranteed)	1,000,000	1,048,579
Minneapolis Special School District No 1 Series 2018 B, 5% 2/1/2032 (Minnesota St Guaranteed)	895,000	943,849
Minneapolis Special School District No 1 Series 2018 B, 5% 2/1/2033 (Minnesota St Guaranteed)	3,190,000	3,343,491
Minneapolis Special School District No 1 Series 2020 B, 4% 2/1/2036 (Minnesota St Guaranteed)	1,745,000	1,780,767
Minneapolis Special School District No 1 Series 2021 B, 5% 2/1/2041 (Minnesota St Guaranteed)	1,180,000	1,244,816
Minneapolis Special School District No 1 Series 2021 B, 5% 2/1/2042 (Minnesota St Guaranteed)	1,235,000	1,294,505
Minneapolis Special School District No 1 Series 2021 C, 5% 2/1/2040 (Minnesota St Guaranteed)	1,585,000	1,679,692
Minneapolis Special School District No 1 Series 2021 C, 5% 2/1/2041 (Minnesota St Guaranteed)	1,660,000	1,751,182
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2031	1,000,000	1,001,895
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2032	1,000,000	1,001,706
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2033	1,000,000	1,001,459
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	2,000,000	2,034,486
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (c)	7,000,000	7,163,002
Minnesota St Armory Bldg Comm Lease Rev (Minnesota St Proj.) 3% 6/1/2038	1,925,000	1,771,767
Minnesota St Gen. Oblig. Series 2016 D, 2.25% 8/1/2029	420,000	408,792
Minnesota St Gen. Oblig. Series 2020 B, 2% 8/1/2034	1,335,000	1,151,892
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2039	2,645,000	2,672,807
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2041	4,000,000	4,005,169
Minnesota St Series 2024B, 4% 8/1/2043	3,000,000	3,011,905
Moorhead Minn Isd No 152 Series 2020A, 2.5% 2/1/2037 (Minnesota St Guaranteed)	2,500,000	2,130,338
Moorhead MN Gen. Oblig. Series 2021 A, 2.125% 2/1/2040	365,000	261,349
Moorhead MN Gen. Oblig. Series 2025 A, 3.25% 9/1/2028	2,125,000	2,126,963
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	2,000,000	1,990,322
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	2,000,000	1,973,741
Murray Cnty Minn Gen. Oblig. 2% 4/1/2036	605,000	488,388
Murray Cnty Minn Gen. Oblig. 2.125% 4/1/2037	620,000	493,133
Murray Cnty Minn Gen. Oblig. 2.25% 4/1/2038	630,000	493,198
Murray Cnty Minn Gen. Oblig. 2.25% 4/1/2039	645,000	490,485
Murray Cnty Minn Gen. Oblig. 2.25% 4/1/2040	660,000	484,056
Murray Cnty Minn Gen. Oblig. 2.375% 4/1/2041	675,000	488,371
Nashwauk Keewatin Minn Indpt Sch Dist No 319 Series 2022 A, 4% 2/1/2035 (Minnesota St Guaranteed)	200,000	206,982
Nashwauk Keewatin Minn Indpt Sch Dist No 319 Series 2022 A, 4% 2/1/2036 (Minnesota St Guaranteed)	1,000,000	1,024,814
Nobles Cnty Minn Gen. Oblig. Series 2020B, 2.125% 1/1/2045	810,000	519,229
North Mankato Minn For Issuesdtd Prior To 08/01/07 See 660750 Gen. Oblig. Series 2021 A, 2% 2/1/2032	675,000	605,814
North St Paul-Maplewood-Oakdale Independent School District No 622 Series 2019 B, 3% 2/1/2042 (Minnesota St Guaranteed)	3,090,000	2,599,152
Northfield Minn Gen. Oblig. 2% 2/1/2029	205,000	199,927
Olmsted Cnty MN Gen. Oblig. Series 2016 A, 2% 2/1/2029	2,160,000	2,087,943
Osseo MN Indpt Sch Dist # 279 (Minnesota St Proj.) Series 2020A, 2% 2/1/2038	3,205,000	2,449,964
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2033 (Minnesota St Guaranteed)	3,650,000	3,154,691
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2034 (Minnesota St Guaranteed)	2,405,000	2,020,445
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2035 (Minnesota St Guaranteed)	1,790,000	1,463,672
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.875% 2/1/2037 (Minnesota St Guaranteed)	3,205,000	2,502,847
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2% 2/1/2037 (Minnesota St Guaranteed)	1,000,000	789,090
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2.25% 2/1/2043 (Minnesota St Guaranteed)	1,275,000	860,116
Plymouth Minn Gen. Oblig. Series 2020A, 2% 2/1/2041	2,485,000	1,771,272
Ramsey Cnty MN Gen. Oblig. Series 2021 A, 2% 2/1/2040	500,000	378,262
Ramsey Minn Gen. Oblig. 5% 12/15/2030	665,000	748,624
Ramsey Minn Gen. Oblig. 5% 12/15/2031	740,000	844,287
Red Rock Cent Minn Indpt Sch Dist No 2884 Series 2022 A, 2.375% 2/1/2045 (Minnesota St Guaranteed)	1,310,000	888,649
Richfield MN Isd #280 Series 2018 A, 3.5% 2/1/2043 (Minnesota St Guaranteed)	490,000	447,125
Rochester MN Gen. Oblig. Series 2020 C, 1.5% 2/1/2032	990,000	865,952
Rochester MN Gen. Oblig. Series 2020 C, 1.625% 2/1/2033	1,205,000	1,034,596
Rochester MN Gen. Oblig. Series 2020 C, 1.625% 2/1/2034	1,255,000	1,047,005
Rochester MN Gen. Oblig. Series 2020 C, 1.75% 2/1/2035	1,215,000	998,048
Rochester MN Ind Sch Dst No535 Series 2020A, 3% 2/1/2035 (Minnesota St Guaranteed)	1,515,000	1,426,043
Roseville Minn Indpt Sch Dist No 623 Ctfs Partn (Roseville MN Isd No 623 Proj.) Series 2021 A, 5% 4/1/2027	850,000	869,893
Roseville Minn Indpt Sch Dist No 623 Ctfs Partn (Roseville MN Isd No 623 Proj.) Series 2021 A, 5% 4/1/2028	1,100,000	1,142,464
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2039 (Minnesota St Guaranteed)	2,925,000	2,358,346
South Washington Cnty MN Ind Sch Dist No 833 Series 2020A, 3% 2/1/2033 (Minnesota St Guaranteed)	295,000	292,265
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2027 (Minnesota St Guaranteed) (d)	300,000	288,839
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2030 (Minnesota St Guaranteed) (d)	630,000	554,446
St Louis Park MN Gen. Oblig. Series 2020A, 2% 2/1/2040	465,000	332,617
St Louis Park MN Gen. Oblig. Series 2020A, 2% 2/1/2041	475,000	328,437
St Louis Park MN Gen. Oblig. Series 2020A, 2.125% 2/1/2042	480,000	327,314
St Paul MN Indpt Sch Dist No 625 4% 2/1/2040 (Minnesota St Guaranteed)	1,575,000	1,589,325
St Paul MN Indpt Sch Dist No 625 Ctfs Partn Series 2024A, 5% 2/1/2029 (Minnesota St Guaranteed)	500,000	542,033
St Paul MN Series 2021 C, 2% 5/1/2033	300,000	265,022
Stewartville Independent School District No 534 Series 2022A, 2% 2/1/2032 (State of Michigan Guaranteed)	785,000	705,694
Virginia MN Series 2019A, 3% 2/1/2038 (Minnesota St Guaranteed)	2,050,000	1,852,155
Waconia Minn Isd No 110 Series 2025A, 5% 2/1/2037 (Minnesota St Guaranteed)	3,050,000	3,347,981
Waite Park MN Gen. Oblig. Series 2025A, 5% 12/15/2029	1,100,000	1,211,774
Waite Park MN Gen. Oblig. Series 2025A, 5% 12/15/2030	680,000	762,327
Warren / Alvarado / Oslo MN Indpt Sch Dist No 2176 3.75% 2/1/2042 (Minnesota St Guaranteed)	1,030,000	1,007,728
Warren / Alvarado / Oslo MN Indpt Sch Dist No 2176 3.75% 2/1/2043 (Minnesota St Guaranteed)	845,000	818,374
Washington Cnty Minn Gen. Oblig. Series 2019 A, 2.375% 2/1/2036	1,590,000	1,393,196
Watertown Minn Isd No 111 Series 2020 A, 0% 2/1/2029 (Minnesota St Guaranteed) (d)	1,000,000	892,047
West St Paul MN Indept Sch Dis 2% 2/1/2032 (Minnesota St Guaranteed)	765,000	696,798
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	2,000,000	2,003,504
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	2,000,000	2,001,139
White Bear Lk MN Indpt SD 624 Series 2020A, 2.25% 2/1/2037 (Minnesota St Guaranteed)	5,770,000	4,611,347
Wright Cnty Minn Ctfs Partn (Wright Cnty MN Proj.) Series 2019 A, 5% 12/1/2031	1,000,000	1,098,890
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.1% 12/1/2032	1,790,000	1,776,790
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.15% 12/1/2033	1,865,000	1,842,265
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.25% 12/1/2034	2,345,000	2,303,939
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.35% 12/1/2036	2,440,000	2,372,629
		206,041,384
Health Care - 28.4%
Apple Vy Minn Sr Hsg Rev (Phs Apple Valley Senior Hsg Proj.) Series 2025A, 5.375% 9/1/2045	400,000	399,364
Apple Vy Minn Sr Hsg Rev (Phs Apple Valley Senior Hsg Proj.) Series 2025A, 5.5% 9/1/2055	500,000	499,279
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2031	210,000	230,555
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2032	275,000	303,226
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2033	315,000	347,860
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2034	305,000	337,095
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2035	320,000	349,292
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2036	335,000	361,616
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2037	280,000	300,414
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2038	370,000	394,523
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2039	385,000	407,927
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2021 A, 4% 6/15/2032	535,000	560,309
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2021 A, 4% 6/15/2035	550,000	564,152
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2037	1,140,000	1,158,817
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2038	400,000	403,049
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2039	250,000	250,172
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2026	360,000	365,388
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2028	935,000	991,282
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2029	1,035,000	1,118,942
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2031	1,220,000	1,361,150
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 4.25% 2/15/2048	2,030,000	1,846,318
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 4% 7/1/2041	930,000	771,345
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 4% 9/1/2035	1,260,000	1,228,411
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2028	695,000	695,801
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2030	1,500,000	1,501,447
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2031	1,300,000	1,301,138
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2032	1,000,000	1,000,774
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2026 (North Memorial Med Center, MN Guaranteed)	1,355,000	1,364,205
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2027 (North Memorial Med Center, MN Guaranteed)	1,400,000	1,427,729
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2028 (North Memorial Med Center, MN Guaranteed)	2,915,000	2,967,885
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2029 (North Memorial Med Center, MN Guaranteed)	1,000,000	1,019,111
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2030 (North Memorial Med Center, MN Guaranteed)	900,000	916,412
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2031 (North Memorial Med Center, MN Guaranteed)	580,000	590,691
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2032 (North Memorial Med Center, MN Guaranteed)	500,000	508,134
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Childrens Health Care, MN Proj.) Series 2025, 5% 8/15/2039	1,000,000	1,087,675
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Childrens Health Care, MN Proj.) Series 2025, 5% 8/15/2040	2,100,000	2,260,698
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Childrens Health Care, MN Proj.) Series 2025, 5% 8/15/2041	4,000,000	4,250,517
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2036	5,410,000	5,398,764
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2037	5,410,000	5,329,991
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2038	1,785,000	1,729,702
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2039	1,265,000	1,211,111
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2040	8,860,000	8,365,602
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (c)	11,625,000	12,661,977
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) 5% 11/15/2027 (Assured Guaranty Inc Insured)	850,000	851,760
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) 5% 11/15/2032	2,200,000	2,203,622
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 C, 3.55% 11/15/2048, LOC Bank of America NA VRDN (c)	13,550,000	13,550,000
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 4% 1/1/2049	3,000,000	2,645,693
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5% 1/1/2041	2,300,000	2,416,897
Rochester MN Health Care Facs (Mayo Clinic Proj.) 2.7% 11/15/2064 (Liquidity Facility Bank of America NA) VRDN (c)	27,825,000	27,825,000
Rochester MN Health Care Facs (Mayo Clinic Proj.) 4.375% 11/15/2053	1,000,000	979,100
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2022, 4% 11/15/2039	2,670,000	2,690,907
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2025D, 3.05% 11/15/2064, LOC Barclays Bank PLC VRDN (c)	8,200,000	8,200,000
Shakopee Minn Health Care Facs Rev (St Francis Regional Med Cntr Proj.) Series 2014, 5% 9/1/2026	1,575,000	1,576,506
Shakopee Minn Health Care Facs Rev (St Francis Regional Med Cntr Proj.) Series 2014, 5% 9/1/2028	1,000,000	1,000,906
Shakopee Minn Health Care Facs Rev (St Francis Regional Med Cntr Proj.) Series 2014, 5% 9/1/2034	1,065,000	1,065,441
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (c)(f)	2,900,000	2,898,208
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2043	600,000	624,267
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2044	1,000,000	1,034,402
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2054	5,500,000	5,586,089
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 3.125% 11/15/2032	140,000	134,080
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2028	460,000	476,463
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2030	650,000	672,657
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2031	845,000	872,403
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2034	665,000	681,430
Wadena Minn Rev Series 2024 A, 5% 12/1/2028 (Centracare Health System Guaranteed)	275,000	292,302
Wadena Minn Rev Series 2024 A, 5% 12/1/2029 (Centracare Health System Guaranteed)	285,000	307,904
Wadena Minn Rev Series 2024 A, 5% 12/1/2030 (Centracare Health System Guaranteed)	380,000	416,414
Wadena Minn Rev Series 2024 A, 5% 12/1/2031 (Centracare Health System Guaranteed)	395,000	436,806
Wadena Minn Rev Series 2024 A, 5% 12/1/2032 (Centracare Health System Guaranteed)	365,000	406,145
Wadena Minn Rev Series 2024 A, 5% 12/1/2033 (Centracare Health System Guaranteed)	385,000	429,976
Wadena Minn Rev Series 2024 A, 5% 12/1/2045 (Centracare Health System Guaranteed)	1,900,000	1,944,130
Wayzata Minn Sr Hsg Rev (Folkestone Senior Living Proj.) Series 2019, 5% 8/1/2049	500,000	481,767
Wayzata Minn Sr Hsg Rev (Folkestone Senior Living Proj.) Series 2019, 5% 8/1/2054	1,000,000	945,041
		153,786,166
Housing - 11.0%
City of Mounds View MN Series 2024, 3.375% tender 3/1/2046 (c)	3,250,000	3,270,083
Coon Rapids Minn Multifamily Rev 2.7% 8/1/2035 (Fannie Mae Guaranteed)	2,492,328	2,207,769
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	6,777,049	5,530,125
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 1.95% 1/1/2030	1,425,000	1,336,284
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3% 1/1/2051	830,000	821,809
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3.5% 7/1/2050	4,985,000	4,982,719
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3.5% 7/1/2050	2,410,000	2,408,889
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 4.25% 7/1/2049	1,555,000	1,576,491
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 6% 1/1/2053	1,980,000	2,113,506
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2020 B, 2.4% 1/1/2035	1,215,000	1,050,504
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2020 I, 3% 1/1/2051	3,000,000	2,969,910
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 B, 3% 7/1/2051	30,000	29,594
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 D, 3% 1/1/2052	5,000	4,938
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 G, 2.4% 7/1/2033 (b)	830,000	716,276
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 H, 3% 7/1/2052	890,000	878,496
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 B, 5.75% 7/1/2053	2,525,000	2,682,740
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	920,000	990,808
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	1,830,000	1,989,695
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) 3.5% 7/1/2046	1,000,000	998,804
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2020 B, 2.625% 1/1/2040	835,000	662,501
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2021 B, 2.3% 7/1/2041	3,345,000	2,482,405
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2021 B, 2.45% 7/1/2046	3,320,000	2,350,298
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2024A, 6.25% 1/1/2054	5,685,000	6,196,893
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2019 C, 3.15% 6/1/2049	641,458	585,488
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2019 H, 2.47% 1/1/2050	1,354,510	1,122,788
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2020 B, 2.35% 6/1/2050	568,970	453,797
Minnesota St Hsg Fin Agy Series 2025 L, 6% 7/1/2056 (e)	6,000,000	6,666,755
Woodbury Minn Hsg & Redev Authmultifamily Hsg Rev Series 2025, 3.2% tender 2/1/2046 (c)	2,600,000	2,615,433
		59,695,798
Other - 0.8%
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2026	500,000	505,221
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2028	1,000,000	1,043,090
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2030	625,000	654,994
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2031	700,000	732,903
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2033	1,400,000	1,459,789
		4,395,997
Transportation - 5.9%
Minneapolis Met Airport Commis 5% 1/1/2027 (b)	350,000	358,721
Minneapolis Met Airport Commis 5% 1/1/2028 (b)	430,000	440,055
Minneapolis Met Airport Commis 5% 1/1/2029 (b)	225,000	230,105
Minneapolis Met Airport Commis 5% 1/1/2030 (b)	480,000	490,522
Minneapolis Met Airport Commis 5% 1/1/2031 (b)	200,000	204,272
Minneapolis Met Airport Commis 5% 1/1/2032 (b)	200,000	203,981
Minneapolis Met Airport Commis 5% 1/1/2033 (b)	220,000	224,040
Minneapolis Met Airport Commis 5% 1/1/2034 (b)	225,000	228,783
Minneapolis Met Airport Commis 5% 1/1/2035 (b)	225,000	228,440
Minneapolis Met Airport Commis 5% 1/1/2036 (b)	220,000	222,990
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2030	4,275,000	4,394,189
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2031	2,375,000	2,439,576
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2032	2,900,000	2,974,597
Minneapolis Met Airport Commis Series 2022B, 4.25% 1/1/2042 (b)	1,780,000	1,695,269
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2047 (b)	1,600,000	1,616,885
Minneapolis Met Airport Commis Series 2024B, 5.25% 1/1/2044 (b)	3,000,000	3,150,834
Minneapolis Met Airport Commis Series 2024B, 5.25% 1/1/2049 (b)	12,690,000	13,169,182
		32,272,441
Water & Sewer - 0.3%
St Paul Minn Wtr Rev (St Paul MN Swr Rev Proj.) 2% 12/1/2041	1,220,000	808,016
St Paul Minn Wtr Rev Series 2023A, 4% 12/1/2047	1,000,000	965,139
		1,773,155
TOTAL MINNESOTA		537,392,320
Puerto Rico - 1.7%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	1,705,673	1,218,221
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	595,000	636,507
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,420,000	1,573,589
		3,428,317
Health Care - 0.6%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2036	105,000	100,430
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	85,000	74,789
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	940,000	965,422
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	565,000	605,824
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	1,380,000	1,478,372
		3,224,837
Housing - 0.5%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	2,565,000	2,695,425
TOTAL PUERTO RICO		9,348,579
TOTAL MUNICIPAL SECURITIES (Cost $556,654,578)		550,773,029

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $556,654,578)	550,773,029
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(7,858,680)
NET ASSETS - 100.0%	542,914,349

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Zero coupon bond which is issued at a discount.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,898,208 or 0.5% of net assets.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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